Pay vs Performance Disclosure Unit_pure in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
The following table reports the compensation of our CEO and
the ave
rage compensation of the four other
non-CEO
Named Executive Officers (the “Other NEOs”) as reported in the Summary Compensation Table for the past three fiscal years, as well as their “Compensation Actually Paid” as calculated pursuant to SEC rules and certain performance measures required by SEC rules.

					Value of Initial Fixed $100 Investment Based on:			Company- Selected Measure:
Year	Summary Compensation Table Total for CEO (1)	Compensation Actually Paid to CEO (2)	Average Summary Compensation Table Total for Other NEOs (1)	Average Compensation Actually Paid to Other NEOs (2)	Leggett’s Total Shareholder Return	Peer Group Total Shareholder Return (3)	Net Income (in millions)	Adjusted EBIT (4)(5) (in millions)
2022	$7,647,818	$3,585,036	$2,453,626	$(18,148)	$72	$147	$309.9	$478.2
2021	9,210,966	7,022,205	2,716,052	1,955,550	88	172	402.6	566.9
2020	8,742,815	4,830,970	2,486,174	1,904,185	91	125	253.1	464.9

(1)
In 2022, Mr. Dolloff was the CEO, and the Other NEOs were Mr. Glassman, Mr. Tate, Mr. Henderson and Mr. Hagale. In 2021 and 2020, Mr. Glassman was the CEO, and the Other NEOs were Mr. Dolloff, Mr. Tate, Mr. Henderson and Scott S. Douglas, Senior Vice President – General Counsel and Secretary.

(2)
The Summary Compensation Table totals reported for the CEO and the Other NEOs for each year were subject to the following adjustments per Item 402(v)(2)(iii) of Regulation
S-K
to calculate “Compensation Actually Paid”:

	2022			2021		2020
	CEO	Other NEOs		CEO	Other NEOs	CEO	Other NEOs
Summary Compensation Table Total	$7,647,818	$2,453,626		$9,210,966	$2,716,052	$8,742,815	$2,486,174
Adjustments
Deduction for the change in actuarial present values reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table	0	0		0	0	(44,080)	(8,523)
Increase for service cost for pension plans (a)	0	0		0	0	0	0
Deduction for amounts reported under the “Stock Awards” column of the Summary Compensation Table (b)	(5,039,319)	(1,227,916)		(5,912,456)	(1,466,455)	(4,922,296)	(1,201,868)
Increase for the fair value of awards granted during the year that remain outstanding and unvested at the end of the year	3,322,221	957,408		6,848,954	1,280,332	4,804,251	1,125,027
Increase/deduction for the change in fair value of awards granted in a prior year that remain outstanding and unvested at the end of the year	(1,678,994)	(1,501,926	) (c)	(1,164,221)	(158,596)	629,860	(30,512)
Increase/deduction for the change in fair value of awards granted in a prior year that vested during the year	(666,690)	(699,340	) (c)	(1,961,038)	(415,783)	(4,379,580)	(466,113)
Compensation Actually Paid	3,585,036	(18,148)		7,022,205	1,955,550	4,830,970	1,904,185

(a)	Following the Company’s Retirement Plan (described at page 41) being frozen in 2006, participants no longer earn additional benefits, resulting in no annual increase in service costs.

(b)	The Company had no option awards to report in the Summary Compensation Table, no outstanding and unvested option awards, and no option awards that vested during the applicable years.

(c)
The deductions due to changes in fair value of the Other NEOs prior years’ awards for both (i) awards that remained outstanding and unvested at the end of the year and (ii) awards that vested during the year, were more significant in 2022 than in 2021 and 2020 due to our former CEO, Mr. Glassman, becoming one of the Other NEOs in 2022. Due to Mr. Glassman’s previous position as the Company’s CEO, he had substantially larger outstanding PSU and RSU awards from prior years in comparison to the Other NEOs in 2022. As a result, the reduction in fair value in 2022 for those prior awards (which impacted all the Other NEOs) was amplified by the relative larger size of Mr. Glassman’s previous awards and significantly increased the deductions for determining Compensation Actually Paid for the Other NEOs for 2022. At the same time, with Mr. Glassman’s reduction in year-over-year compensation in 2022 as he transitioned from CEO to Executive Chairman, his total compensation for 2022, as reported in the Summary Compensation Table, did not materially increase the average for the Other NEOs to offset the deductions relating to the outstanding equity awards.

(3)
The peer group consists of the ten companies used for the stock performance graph in the Company’s 2022 Annual Report to Shareholders: Carlisle Companies Incorporated, Danaher Corporation, Dover Corporation, Eaton Corporation plc, Emerson Electric Co., Illinois Tool Works Inc., Ingersoll Rand Inc., Masco Corporation, Pentair plc, and PPG Industries Inc.

(4)
The Company has identified Adjusted Earnings Before Interest and Taxes (EBIT) as the company-selected measure for this pay versus performance disclosure, as it represents the most important financial performance measure used to link compensation actually paid to the CEO and Other NEOs in 2022 to the Company’s performance.

Adjusted EBIT is a component of the Return on Capital Employed (ROCE), a metric weighted at 60% in the Company’s Key Officers Incentive Plan (KOIP) for 2022 described at page 27. Adjusted EBIT is not a direct component of cash flow, a metric weighted at 40% of the KOIP and also described at page 27, but it has a significant correlation to cash flow’s Earnings Before Interest, Taxes, Depreciation and Amortization (EBITDA) component. EBIT CAGR is a 50% weighted metric in the Company’s Performance Stock Units awarded in 2022, described at page 28.
Adjusted EBIT is derived from earnings before interest and income taxes as reported in the Company’s Consolidated Statements of Operations and subject to the adjustments applied to the KOIP’s ROCE calculation, including all items of gain, loss or expense (i) from non-cash
impairments; (ii) related to loss contingencies identified in the Company’s
10-K
relating to the fiscal year immediately preceding the performance period; (iii) related to the disposal of a segment of a business; and (iv) related to a change in accounting principle. Financial results from acquisitions are excluded in the year of acquisition, and financial results from businesses classified as discontinued operations and businesses divested during the year are included. Adjusted EBIT also excludes (i) certain currency and hedging-related gains and losses, (ii) gains and losses from asset disposals, and (iii) items that are outside the scope of the Company’s core, on-going
business activities.

(5)
Adjusted EBIT was chosen from the following five most important financial performance measures used by the Company to link compensation actually paid to the CEO and Other NEOs in 2022 to the Company’s performance:

Performance Metrics
Adjusted EBIT
ROCE (as defined in the KOIP, described at page 27)
Cash Flow (as defined in the KOIP, described at page 27)
EBIT CAGR (as defined in the 2022 Performance Stock Unit Awards, described at page 29)
Relative Total Shareholder Return (as defined in the 2022 Performance Stock Unit Awards, described at page 29)

Company Selected Measure Name	Adjusted EBIT
Named Executive Officers, Footnote [Text Block]	In 2022, Mr. Dolloff was the CEO, and the Other NEOs were Mr. Glassman, Mr. Tate, Mr. Henderson and Mr. Hagale. In 2021 and 2020, Mr. Glassman was the CEO, and the Other NEOs were Mr. Dolloff, Mr. Tate, Mr. Henderson and Scott S. Douglas, Senior Vice President – General Counsel and Secretary.
Peer Group Issuers, Footnote [Text Block]	The peer group consists of the ten companies used for the stock performance graph in the Company’s 2022 Annual Report to Shareholders: Carlisle Companies Incorporated, Danaher Corporation, Dover Corporation, Eaton Corporation plc, Emerson Electric Co., Illinois Tool Works Inc., Ingersoll Rand Inc., Masco Corporation, Pentair plc, and PPG Industries Inc.
PEO Total Compensation Amount	$ 7,647,818	$ 9,210,966	$ 8,742,815
PEO Actually Paid Compensation Amount	$ 3,585,036	7,022,205	4,830,970
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
The Summary Compensation Table totals reported for the CEO and the Other NEOs for each year were subject to the following adjustments per Item 402(v)(2)(iii) of Regulation
S-K
to calculate “Compensation Actually Paid”:

	2022			2021		2020
	CEO	Other NEOs		CEO	Other NEOs	CEO	Other NEOs
Summary Compensation Table Total	$7,647,818	$2,453,626		$9,210,966	$2,716,052	$8,742,815	$2,486,174
Adjustments
Deduction for the change in actuarial present values reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table	0	0		0	0	(44,080)	(8,523)
Increase for service cost for pension plans (a)	0	0		0	0	0	0
Deduction for amounts reported under the “Stock Awards” column of the Summary Compensation Table (b)	(5,039,319)	(1,227,916)		(5,912,456)	(1,466,455)	(4,922,296)	(1,201,868)
Increase for the fair value of awards granted during the year that remain outstanding and unvested at the end of the year	3,322,221	957,408		6,848,954	1,280,332	4,804,251	1,125,027
Increase/deduction for the change in fair value of awards granted in a prior year that remain outstanding and unvested at the end of the year	(1,678,994)	(1,501,926	) (c)	(1,164,221)	(158,596)	629,860	(30,512)
Increase/deduction for the change in fair value of awards granted in a prior year that vested during the year	(666,690)	(699,340	) (c)	(1,961,038)	(415,783)	(4,379,580)	(466,113)
Compensation Actually Paid	3,585,036	(18,148)		7,022,205	1,955,550	4,830,970	1,904,185

(a)	Following the Company’s Retirement Plan (described at page 41) being frozen in 2006, participants no longer earn additional benefits, resulting in no annual increase in service costs.

(b)	The Company had no option awards to report in the Summary Compensation Table, no outstanding and unvested option awards, and no option awards that vested during the applicable years.

(c)
The deductions due to changes in fair value of the Other NEOs prior years’ awards for both (i) awards that remained outstanding and unvested at the end of the year and (ii) awards that vested during the year, were more significant in 2022 than in 2021 and 2020 due to our former CEO, Mr. Glassman, becoming one of the Other NEOs in 2022. Due to Mr. Glassman’s previous position as the Company’s CEO, he had substantially larger outstanding PSU and RSU awards from prior years in comparison to the Other NEOs in 2022. As a result, the reduction in fair value in 2022 for those prior awards (which impacted all the Other NEOs) was amplified by the relative larger size of Mr. Glassman’s previous awards and significantly increased the deductions for determining Compensation Actually Paid for the Other NEOs for 2022. At the same time, with Mr. Glassman’s reduction in year-over-year compensation in 2022 as he transitioned from CEO to Executive Chairman, his total compensation for 2022, as reported in the Summary Compensation Table, did not materially increase the average for the Other NEOs to offset the deductions relating to the outstanding equity awards.

Non-PEO NEO Average Total Compensation Amount	$ 2,453,626	2,716,052	2,486,174
Non-PEO NEO Average Compensation Actually Paid Amount	$ (18,148)	1,955,550	1,904,185
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)
The Summary Compensation Table totals reported for the CEO and the Other NEOs for each year were subject to the following adjustments per Item 402(v)(2)(iii) of Regulation
S-K
to calculate “Compensation Actually Paid”:

	2022			2021		2020
	CEO	Other NEOs		CEO	Other NEOs	CEO	Other NEOs
Summary Compensation Table Total	$7,647,818	$2,453,626		$9,210,966	$2,716,052	$8,742,815	$2,486,174
Adjustments
Deduction for the change in actuarial present values reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table	0	0		0	0	(44,080)	(8,523)
Increase for service cost for pension plans (a)	0	0		0	0	0	0
Deduction for amounts reported under the “Stock Awards” column of the Summary Compensation Table (b)	(5,039,319)	(1,227,916)		(5,912,456)	(1,466,455)	(4,922,296)	(1,201,868)
Increase for the fair value of awards granted during the year that remain outstanding and unvested at the end of the year	3,322,221	957,408		6,848,954	1,280,332	4,804,251	1,125,027
Increase/deduction for the change in fair value of awards granted in a prior year that remain outstanding and unvested at the end of the year	(1,678,994)	(1,501,926	) (c)	(1,164,221)	(158,596)	629,860	(30,512)
Increase/deduction for the change in fair value of awards granted in a prior year that vested during the year	(666,690)	(699,340	) (c)	(1,961,038)	(415,783)	(4,379,580)	(466,113)
Compensation Actually Paid	3,585,036	(18,148)		7,022,205	1,955,550	4,830,970	1,904,185

(a)	Following the Company’s Retirement Plan (described at page 41) being frozen in 2006, participants no longer earn additional benefits, resulting in no annual increase in service costs.

(b)	The Company had no option awards to report in the Summary Compensation Table, no outstanding and unvested option awards, and no option awards that vested during the applicable years.

(c)
The deductions due to changes in fair value of the Other NEOs prior years’ awards for both (i) awards that remained outstanding and unvested at the end of the year and (ii) awards that vested during the year, were more significant in 2022 than in 2021 and 2020 due to our former CEO, Mr. Glassman, becoming one of the Other NEOs in 2022. Due to Mr. Glassman’s previous position as the Company’s CEO, he had substantially larger outstanding PSU and RSU awards from prior years in comparison to the Other NEOs in 2022. As a result, the reduction in fair value in 2022 for those prior awards (which impacted all the Other NEOs) was amplified by the relative larger size of Mr. Glassman’s previous awards and significantly increased the deductions for determining Compensation Actually Paid for the Other NEOs for 2022. At the same time, with Mr. Glassman’s reduction in year-over-year compensation in 2022 as he transitioned from CEO to Executive Chairman, his total compensation for 2022, as reported in the Summary Compensation Table, did not materially increase the average for the Other NEOs to offset the deductions relating to the outstanding equity awards.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid versus Leggett Total Shareholder Return
.
The Compensation Actually Paid to our CEO and the average of our Other NEOs is generally correlated to the Company’s cumulative Total Shareholder Return (TSR) over the reported period, primarily due to two factors. First, 50% of the payout under the primary long-term incentive vehicle for our NEOs, the Performance Stock Units, is based on the Company’s relative TSR compared to a peer group over the three-year performance period. While the performance of that peer group influences the results, Leggett’s absolute TSR performance is a significant factor in the valuation and ultimate payout of the PSUs. Second, the value of the other long-term incentive vehicle for our NEOs, the Restricted Stock Units (described at page 29), is tied to the Company’s share price, which strongly influences Leggett’s TSR.
The chart below reflects the Compensation Actually Paid to our CEO and the average of the Other NEOs in 2020, 2021 and 2022 and the Company’s cumulative TSR over that same period, based upon the value of an initial $100 investment in Leggett stock on December 31, 2019. See the tables and related footnotes beginning on page 43 for the specific dollar amounts and additional details.

As shown in the pay versus performance table on page 43, the cumulative TSR of the peer group appreciably outperformed the Company’s TSR in the years reported.

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid versus Net Income
.
For the reasons stated above with respect to Adjusted EBIT, the Compensation Actually Paid to our CEO and the average of our Other NEOs is generally correlated to our Net Income over the reported period. This is due to the close relationship between the two financial measures—Adjusted EBIT is Net Income with the additions of interest and income taxes as reported in the Company’s Consolidated Statements of Operations, plus the adjustments described in footnote 4 to the table on page 43.
The chart below reflects the Compensation Actually Paid to our CEO and the average of the Other NEOs in 2020, 2021 and 2022 and the Company’s Net Income over that same period. See the tables and related footnotes beginning on page 43 for the specific dollar amounts and additional details.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Compensation Actually Paid versus Adjusted EBIT
.
The Compensation Actually Paid to our CEO and the average of our Other NEOs is generally correlated to our Adjusted EBIT over the reported period, primarily due to two factors. First, 50% of the payout under the primary long-term incentive vehicle for our NEOs, the Performance Stock Units, is based on our compound annual growth rate of our Adjusted EBIT. While the ultimate payout is determined by the Adjusted EBIT results over the three-year performance period, Leggett’s Adjusted EBIT in each year is a significant factor in the valuation of the PSUs. Second, Adjusted EBIT is a component of ROCE, the primary performance metric under the KOIP, and influences cash flow, the KOIP’s secondary metric.

The chart below reflects the Compensation Actually Paid to our CEO and the average of the Other NEOs in 2020, 2021 and 2022 and the Company’s Adjusted EBIT over that same period. See the tables and related footnotes beginning on page 43 for the specific dollar amounts and additional details.

Tabular List [Table Text Block]
(5)
Adjusted EBIT was chosen from the following five most important financial performance measures used by the Company to link compensation actually paid to the CEO and Other NEOs in 2022 to the Company’s performance:

Performance Metrics
Adjusted EBIT
ROCE (as defined in the KOIP, described at page 27)
Cash Flow (as defined in the KOIP, described at page 27)
EBIT CAGR (as defined in the 2022 Performance Stock Unit Awards, described at page 29)
Relative Total Shareholder Return (as defined in the 2022 Performance Stock Unit Awards, described at page 29)

Total Shareholder Return Amount	$ 72	88	91
Peer Group Total Shareholder Return Amount	147	172	125
Net Income (Loss)	$ 309,900,000	$ 402,600,000	$ 253,100,000
Company Selected Measure Amount	478.2	566.9	464.9
PEO Name	Mr. Dolloff
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBIT
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	ROCE
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Cash Flow
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	EBIT CAGR
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Relative Total Shareholder Return
PEO [Member] | Deduction for the change in actuarial present values reported in the Change in Pension Value and Nonqualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ (44,080)
PEO [Member] | Increase for service cost for pension plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Deduction for amounts reported under the Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,039,319)	(5,912,456)	(4,922,296)
PEO [Member] | Increase for the fair value of awards granted during the year that remain outstanding and unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,322,221	6,848,954	4,804,251
PEO [Member] | Increase/deduction for the Change in Fair Value of Awards Granted in a Prior Year that Remain Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,678,994)	(1,164,221)	629,860
PEO [Member] | Increase/deduction for the Change In Fair Value of Awards Granted in a Prior Year that Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(666,690)	(1,961,038)	(4,379,580)
Non-PEO NEO [Member] | Deduction for the change in actuarial present values reported in the Change in Pension Value and Nonqualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(8,523)
Non-PEO NEO [Member] | Increase for service cost for pension plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Deduction for amounts reported under the Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,227,916)	(1,466,455)	(1,201,868)
Non-PEO NEO [Member] | Increase for the fair value of awards granted during the year that remain outstanding and unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	957,408	1,280,332	1,125,027
Non-PEO NEO [Member] | Increase/deduction for the Change in Fair Value of Awards Granted in a Prior Year that Remain Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,501,926)	(158,596)	(30,512)
Non-PEO NEO [Member] | Increase/deduction for the Change In Fair Value of Awards Granted in a Prior Year that Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (699,340)	$ (415,783)	$ (466,113)